8. Restricted cash (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfRestrictedCashLineItems [Line Items]
Restricted cash	R$ 26,018	R$ 31,900
Agreement with the São Paulo municipal government
SummaryOfRestrictedCashLineItems [Line Items]
Restricted cash	17,068	19,977
Brazilian Federal Savings Bank - escrow deposit
SummaryOfRestrictedCashLineItems [Line Items]
Restricted cash	2,245	5,880
Other
SummaryOfRestrictedCashLineItems [Line Items]
Restricted cash	R$ 6,705	R$ 6,043